Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 36.4%

Communication Services – 1.6%
AT&T, Inc., 5.40%, 02/15/34	$150,000	$147,629
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	155,000	134,488
CSC Holdings LLC, 5.25%, 06/01/24	80,000	74,681
DISH DBS Corp., 5.88%, 11/15/24	55,000	50,286
DISH DBS Corp., 7.75%, 07/01/26	105,000	68,020
Gray Television, Inc., 7.00%, 05/15/27(1)	160,000	138,610
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	60,000	39,664
Millennium Escrow Corp., 6.63%, 08/01/26(1)	110,000	82,092
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	18,101
Sprint Capital Corp., 8.75%, 03/15/32	130,000	156,752
T-Mobile USA, Inc., 5.05%, 07/15/33	56,000	54,826
Total Communication Services		965,149
Consumer Discretionary – 2.6%
Carriage Services, Inc., 4.25%, 05/15/29(1)	105,000	91,057
Churchill Downs, Inc., 6.75%, 05/01/31(1)	85,000	83,185
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	160,000	162,298
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/28(1)	10,000	10,054
Ford Motor Co., 3.25%, 02/12/32	90,000	71,238
Ford Motor Co., 4.75%, 01/15/43	70,000	54,829
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	125,000	113,986
MDC Holdings, Inc., 3.97%, 08/06/61	185,000	111,724
Newell Brands, Inc., 6.63%, 09/15/29	111,000	111,088
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	115,000	107,615
Nordstrom, Inc., 4.25%, 08/01/31	140,000	110,530
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	155,000	117,574
PulteGroup, Inc., 7.88%, 06/15/32	140,000	160,118
PulteGroup, Inc., 6.38%, 05/15/33	30,000	31,663
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	4,000	4,262
Scientific Games International, Inc., 7.00%, 05/15/28(1)	85,000	84,771
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	120,000	107,837
Total Consumer Discretionary		1,533,829
Consumer Staples – 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/28(1)	84,000	83,745
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	120,000	121,158
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	115,000	87,538
Pilgrim’s Pride Corp., 6.25%, 07/01/33	168,000	167,040
Total Consumer Staples		459,481
Energy – 4.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	81,000	80,907
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	120,000	115,499
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	135,000	134,191
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	110,000	105,299
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	120,000	118,683
Civitas Resources, Inc., 8.75%, 07/01/31(1)	75,000	77,719
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	50,000	49,295
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	50,000	47,158
DT Midstream, Inc., 4.13%, 06/15/29(1)	160,000	142,004
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	145,000	131,705
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	195,000	155,891
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	100,000	99,861
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	115,737
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	100,000	90,934
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	203,000	231,328
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	75,000	73,769
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(3)(4)	12,000	270
Nabors Industries Ltd., 7.25%, 01/15/26(1)	100,000	96,388
Occidental Petroleum Corp., 6.13%, 01/01/31	130,000	132,908
Southwestern Energy Co., 5.38%, 02/01/29	125,000	118,159
Transocean, Inc., 11.50%, 01/30/27(1)	89,000	93,429
Transocean, Inc., 8.75%, 02/15/30(1)	75,000	77,935
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	118,000	117,048
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	106,143
Total Energy		2,512,260
Financials – 10.8%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	235,000	227,148
Allstate Corp. (The), Series B, 8.56%, (3-Month USD LIBOR + 2.94%), 08/15/53(2)	205,000	204,041
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	165,000	164,832

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)

Bank of America Corp., 3.42%, (3-Month USD LIBOR + 1.30%), 12/20/28(2)	$130,000	$119,782
Bank of America Corp., 5.02%, (SOFR + 2.16%), 07/22/33(2)	280,000	273,501
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	200,000	153,400
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	155,000	151,711
Bank of New York Mellon Corp. (The), 5.83%, (SOFR + 2.07%), 10/25/33(2)	45,000	46,631
Blackstone Private Credit Fund, 2.63%, 12/15/26	59,000	50,665
Block, Inc., 3.50%, 06/01/31	110,000	92,233
Blue Owl Credit Income Corp., 4.70%, 02/08/27	38,000	34,599
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	185,000	141,637
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	160,000	143,028
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	155,000	112,523
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	95,000	74,526
Citadel LP, 4.88%, 01/15/27(1)	150,000	146,403
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.60%), 03/20/30(2)	190,000	176,300
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	140,000	148,707
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	147,000	149,399
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	50,000	34,054
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52(2)	164,000	160,278
Discover Financial Services, 6.70%, 11/29/32	98,000	100,582
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	105,000	94,732
First American Financial Corp., 4.00%, 05/15/30	135,000	118,224
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	220,000	173,391
Goldman Sachs Group, Inc. (The), 3.10%, (SOFR + 1.41%), 02/24/33(2)	60,000	50,578
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	110,000	115,619
Huntington Bancshares, Inc./Oh, 2.55%, 02/04/30	125,000	102,932
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(2)(3)	94,000	89,065
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(2)	155,000	133,282
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	215,000	171,261
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	175,000	177,764
KeyCorp, 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	88,793
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	105,000	94,559
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	55,000	44,077
Lincoln National Corp., 7.63%, (3-Month USD LIBOR + 2.04%), 04/20/67(2)	80,000	54,800
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	130,000	121,799
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 3.22%), perpetual(2)(3)	52,000	50,948
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	130,000	114,774
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	165,000	175,517
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	145,000	143,192
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	72,000	71,656
MSCI, Inc., 3.63%, 09/01/30(1)	69,000	60,495
National Rural Utilities Cooperative Finance Corp., 8.54%, (3-Month USD LIBOR + 3.17%), 04/30/43(2)	90,000	87,637
Navient Corp., 6.75%, 06/25/25	99,000	97,988
OneMain Finance Corp., 6.88%, 03/15/25	125,000	124,699
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	79,000	72,052
Prudential Financial, Inc., 6.00%, (US 5 Year CMT T- Note + 3.23%), 09/01/52(2)	10,000	9,609
State Street Corp., 4.82%, (SOFR + 1.57%), 01/26/34(2)	172,000	165,564
Synchrony Financial, 4.88%, 06/13/25	65,000	62,837
Synchrony Financial, 3.70%, 08/04/26	30,000	27,495
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	56,067
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	165,000	148,698
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	130,000	116,977
Wells Fargo & Co., 2.39%, (SOFR + 2.10%), 06/02/28(2)	140,000	125,326
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	185,000	183,629
Total Financials		6,432,016
Health Care – 4.5%
Adapthealth LLC, 5.13%, 03/01/30(1)	145,000	120,107
Akumin, Inc., 7.00%, 11/01/25(1)	145,000	124,865
Amgen, Inc., 5.25%, 03/02/33	67,000	66,893
Amgen, Inc., 5.65%, 03/02/53	26,000	26,097
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	3,289
Bausch Health Cos., Inc., 11.00%, 09/30/28(1)	19,000	14,055
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	3,000	1,913

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Health Care (continued)

Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	$164,000	$144,187
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	95,000	79,648
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	25,000	16,598
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	30,000	18,943
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	245,000	185,903
Dentsply Sirona, Inc., 3.25%, 06/01/30	260,000	225,358
Fortrea Holdings, Inc., 7.50%, 07/01/30(1)	23,000	23,534
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	120,000	123,209
HCA, Inc., 5.50%, 06/01/33	145,000	144,429
Illumina, Inc., 2.55%, 03/23/31	122,000	99,498
Iqvia, Inc., 5.70%, 05/15/28(1)	200,000	199,026
Lannett Co., Inc., 7.75%, 04/15/26(1)(4)(5)	10,000	718
Legacy LifePoint Health LLC, 6.75%, 04/15/25(1)	135,000	137,219
LifePoint Health, Inc., 9.88%, 08/15/30(1)	115,000	115,000
Medline Borrower LP, 5.25%, 10/01/29(1)	135,000	119,891
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)(5)	35,000	25,758
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	73,000	72,995
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	21,000	21,510
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	45,000	23,004
Universal Health Services, Inc., 2.65%, 01/15/32	275,000	216,087
Viatris, Inc., Series WI, 2.70%, 06/22/30	245,000	200,339
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/30	165,000	144,659
Total Health Care		2,694,732
Industrials – 4.9%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	197,791	192,115
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	76,000	68,564
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(1)	40,000	40,141
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	125,000	112,619
Boeing Co. (The), 5.15%, 05/01/30	55,000	54,576
Boeing Co. (The), 3.75%, 02/01/50	20,000	15,204
Boeing Co. (The), 5.81%, 05/01/50	60,000	60,408
Boeing Co. (The), 5.93%, 05/01/60	123,000	123,025
Chart Industries, Inc., 9.50%, 01/01/31(1)	125,000	134,189
Concentrix Corp., 6.65%, 08/02/26	90,000	89,888
CoStar Group, Inc., 2.80%, 07/15/30(1)	263,000	220,143
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	16,822
Ferguson Finance PLC, 4.65%, 04/20/32(1)	285,000	268,546
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	45,000	44,617
General Electric Co., Series D, 8.88%, (3-Month USD LIBOR + 3.33%), perpetual(2)(3)	236,000	237,026
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	130,000	110,133
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	210,000	177,949
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	79,457
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	130,000	119,749
OT Merger Corp., 7.88%, 10/15/29(1)	15,000	9,749
Regal Rexnord Corp., 6.40%, 04/15/33(1)	210,000	209,594
Science Applications International Corp., 4.88%, 04/01/28(1)	140,000	131,759
Sempra Global, 3.25%, 01/15/32(1)	203,000	164,665
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	137,000	139,804
United Rentals North America, Inc., 3.75%, 01/15/32	105,000	89,023
Total Industrials		2,909,765
Information Technology – 2.1%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	150,000	136,340
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	95,000	86,064
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	114,000	96,596
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	150,000	129,908
Dell International LLC / EMC Corp., 8.10%, 07/15/36	152,000	177,070
Kyndryl Holdings, Inc., 3.15%, 10/15/31	95,000	71,120
Leidos, Inc., 2.30%, 02/15/31	315,000	252,317
Oracle Corp., 6.15%, 11/09/29	85,000	89,178
Oracle Corp., 6.25%, 11/09/32	80,000	84,633
Viasat, Inc., 5.63%, 09/15/25(1)	165,000	154,868
Total Information Technology		1,278,094
Materials – 1.1%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	145,000	108,223
Bayport Polymers LLC, 5.14%, 04/14/32(1)	80,000	71,034
Celanese US Holdings LLC, 5.90%, 07/05/24	30,000	29,954
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	40,000	40,280
Knife River Holding Co., 7.75%, 05/01/31(1)	15,000	15,314
LSB Industries, Inc., 6.25%, 10/15/28(1)	150,000	137,835
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(1)	20,000	19,965
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	60,000	55,828
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	135,000	133,536
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	90,000	76,050
Total Materials		688,019
Real Estate – 1.7%
EPR Properties, 4.75%, 12/15/26	100,000	91,867
EPR Properties, 3.60%, 11/15/31	95,000	74,268

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Real Estate (continued)

GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	$81,000	$79,439
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	140,000	114,422
Kite Realty Group Trust, 4.75%, 09/15/30	135,000	123,662
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	100,000	72,274
Office Properties Income Trust, 4.50%, 02/01/25	140,000	123,523
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	195,000	146,243
Service Properties Trust, 4.95%, 02/15/27	25,000	21,465
VICI Properties LP, 4.95%, 02/15/30	60,000	56,823
VICI Properties LP, 5.13%, 05/15/32	115,000	108,319
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	10,000	9,720
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/30(1)	30,000	26,629
Total Real Estate		1,048,654
Utilities – 2.1%
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	225,000	198,300
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	55,000	51,840
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	115,000	99,040
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	186,000	186,652
NRG Energy, Inc., 7.00%, 03/15/33(1)	191,000	190,731
Puget Energy, Inc., 4.22%, 03/15/32	180,000	161,709
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	213,000	184,269
Sunnova Energy Corp., 5.88%, 09/01/26(1)	110,000	98,877
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	85,000	81,417
Total Utilities		1,252,835
Total Corporate Bonds
(Cost $22,110,715)		21,774,834
FOREIGN BONDS – 18.1%
Communication Services – 0.6%
CT Trust, 5.13%, 02/03/32 (Guatemala)(1)	200,000	166,386
Telecomunicaciones Digitales SA, 4.50%, 01/30/30 (Panama)(1)	200,000	171,135
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	14,175
Total Communication Services		351,696
Consumer Discretionary – 1.1%
Ashtead Capital, Inc., 4.38%, 08/15/27 (United Kingdom)(1)	200,000	189,071
Ashtead Capital, Inc., 5.50%, 08/11/32 (United Kingdom)(1)	200,000	193,951
eG Global Finance PLC, 8.50%, 10/30/25 (United Kingdom)(1)	200,000	198,289
Ontario Gaming GTA LP, 8.00%, 08/01/30 (Canada)(1)	40,000	40,436
Total Consumer Discretionary		621,747
Consumer Staples – 0.7%
Bat Capital Corp., 7.75%, 10/19/32 (United Kingdom)	160,000	177,677
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	95,000	88,243
Sigma Holdco BV, 7.88%, 05/15/26 (Netherlands)(1)	200,000	175,164
Total Consumer Staples		441,084
Energy – 3.5%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	275,000	256,547
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	68,000	70,995
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	100,000	79,739
Ecopetrol SA, 8.88%, 01/13/33 (Colombia)	150,000	153,900
Enbridge, Inc., 7.63%, (US 5 Year CMT T- Note + 4.42%), 01/15/83 (Canada)(2)	170,000	172,193
Enerflex Ltd., 9.00%, 10/15/27 (Canada)(1)	125,000	125,920
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	200,000	177,235
Korea National Oil Corp., 4.88%, 04/03/28 (South Korea)(1)	200,000	198,183
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	115,000	110,009
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	160,000	142,272
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	325,000	251,436
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	55,000	34,141
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	20,000	13,871
Reliance Industries Ltd., 2.88%, 01/12/32 (India)(1)	250,000	207,696
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	101,758
Total Energy		2,095,895

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Financials – 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26 (Ireland)	$300,000	$270,007
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	34,535
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(3)	200,000	160,200
Banco Santander Chile, 3.18%, 10/26/31 (Chile)(1)	150,000	129,298
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	200,000	218,187
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)	200,000	173,966
Brookfield Finance, Inc., 2.72%, 04/15/31 (Canada)	140,000	115,740
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	200,000	205,960
Total Financials		1,307,893
Government – 7.3%
Angolan Government International Bond, 8.25%, 05/09/28 (Angola)(1)	200,000	184,407
Argentine Republic Government International Bond, 3.50%, 07/09/41 (Argentina)(6)	415,000	134,960
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)	200,000	198,700
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)	325,000	282,405
Ecuador Government International Bond, 6.00%, 07/31/30 (Ecuador)(1)(6)	120,000	57,451
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	200,000	144,638
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	189,266
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)	200,000	205,710
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)	200,000	178,938
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	180,189
Jordan Government International Bond, 7.50%, 01/13/29 (Jordan)(1)	200,000	202,149
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	400,000	336,434
Mongolia Government International Bond, 8.65%, 01/19/28 (Mongolia)(1)	200,000	206,192
Morocco Government International Bond, 3.00%, 12/15/32 (Morocco)(1)	200,000	161,419
Panama Government International Bond, 3.30%, 01/19/33 (Panama)	200,000	167,327
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	200,000	167,175
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	200,000	192,603
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	80,000	79,209
Republic of South Africa Government International Bond, 4.85%, 09/27/27 (South Africa)	200,000	191,108
Saudi Government International Bond, 5.50%, 10/25/32 (Saudi Arabia)(1)	200,000	210,189
Serbia International Bond, 6.50%, 09/26/33 (Serbia)(1)	200,000	200,830
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	200,000	197,810
Turkey Government International Bond, 9.13%, 07/13/30 (Turkey)	200,000	208,600
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(1)(5)	145,000	46,219
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(5)	100,000	31,661
Total Government		4,355,589
Health Care – 0.5%
Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	190,000	173,270
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	125,000	113,014
Total Health Care		$286,284

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Industrials – 0.2%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	$77,000	$72,422
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	55,000	52,595
Total Industrials		125,017
Information Technology – 0.1%
Ritchie Bros Holdings, Inc., 7.75%, 03/15/31 (Canada)(1)	80,000	83,476

Materials – 0.9%
ArcelorMittal SA, 6.80%, 11/29/32 (Luxembourg)	140,000	144,651
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	175,000	168,021
Mercer International, Inc., 5.13%, 02/01/29 (Germany)	25,000	20,504
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	46,143
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	90,000	83,391
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	80,000	80,802
Total Materials		543,512
Real Estate – 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Canada)(1)	200,000	157,310

Utilities – 0.7%
Electricite de France SA, 6.25%, 05/23/33 (France)(1)	200,000	206,131
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	223,412
Total Utilities		429,543
Total Foreign Bonds
(Cost $10,835,223)		10,799,046
TERM LOANS – 13.0%
Aerospace – 0.6%
Amentum Government Services Holdings LLC, 9.22%, (SOFR + 4.00%), 02/10/29(2)	14,850	14,405
Brown Group Holding, LLC, 7.92%, (SOFR + 2.60%), 06/07/28(2)	86,460	85,838
Kestrel BidCo, Inc., 8.25%, (SOFR + 3.10%), 12/11/26(2)	89,765	87,952
Mileage Plus Holdings LLC, 10.76%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	24,000	25,065
Tran, 8.49%, (SOFR + 3.25%), 08/24/28(2)	160,170	160,507
Total Aerospace		373,767
Chemicals – 0.3%
Trinseo Materials Operating SCA, 7.54%, (3-Month USD LIBOR + 2.00%), 09/06/24(2)	99,215	97,377
Windsor Holdings III LLC, 0.00%, (SOFR + 0.00%), 06/21/30(7)	75,000	74,875
Total Chemicals		172,252
Consumer Non-Durables – 0.3%
DS Parent, Inc., 11.34%, (SOFR + 5.75%), 12/10/28(2)	23,125	22,614
Kronos Acquisition Holdings Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 12/22/26(7)	120,000	117,941
Zep Inc., 9.54%, (3-Month USD LIBOR + 4.00%), 08/12/24(2)	28,926	25,961
Total Consumer Non-Durables		166,516
Energy – 0.5%
Freeport LNG Investments, 9.09%, (SOFR + 3.50%), 11/17/28(2)	89,770	88,860
Hamilton Projects Acquiror LLC, 9.93%, (SOFR + 4.61%), 06/17/27(2)	21,081	20,921
Medallion Midland Acquisition LP, 9.25%, (SOFR + 3.75%), 10/18/28(2)	29,323	29,264
Oryx Midstream Services Permian Basin, LLC, 8.51%, (SOFR + 3.36%), 10/05/28(2)	58,820	58,940
Traverse Midstream, 9.22%, (SOFR + 3.85%), 02/12/28(2)	105,000	104,716
Total Energy		302,701
Financials – 0.2%
Asurion LLC, 8.79%, (3-Month USD LIBOR + 3.25%), 07/31/27(2)	24,350	23,342
Blackhawk Network Holdings, Inc., 0.00%, (SOFR + 0.00%), 06/15/25(7)	55,000	54,708
Blackhawk Network Holdings, Inc., 8.26%, (SOFR + 3.00%), 06/15/25(2)	29,457	29,301
Total Financials		107,351
Food/Tobacco – 1.1%
Aramark, 7.93%, (SOFR + 2.61%), 06/13/30(2)	98,823	98,823
Del Monte Foods, Inc., 9.66%, (SOFR + 4.35%), 08/28/23(2)	104,736	101,703
Froneri US, Inc., 7.67%, (SOFR + 2.25%), 01/29/27(2)	162,953	162,481
Pegasus Bidco BV, 9.34%, (SOFR + 4.25%), 07/12/29(2)	84,725	84,778
Shearer’s Foods LLC, 8.93%, (SOFR + 3.50%), 09/23/27(2)	79,094	78,555
Triton Water Holdings, Inc., 8.75%, (SOFR + 3.51%), 03/31/28(2)	29,363	28,460

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Food/Tobacco (continued)

Tropicana (Naked Juice LLC), 8.59%, (SOFR + 3.35%), 01/19/29(2)	$124,685	$118,097
Total Food/Tobacco		672,897
Forest Prod/Containers – 0.4%
Kloeckner Pentaplast of America, Inc., 10.10%, (SOFR + 4.73%), 02/12/26(2)	94,758	90,079
Mauser Packaging Solutions Holding Co., 9.14%, (SOFR + 4.00%), 08/31/26(2)	34,913	34,908
TricorBraun Holdings, Inc., 0.00%, (SOFR + 0.00%), 01/29/28(7)	60,000	59,341
TricorBraun Holdings, Inc., 8.68%, (SOFR + 3.25%), 01/29/28(2)	34,361	33,983
Total Forest Prod/Containers		218,311
Gaming/Leisure – 0.8%
Carnival Corp., 8.43%, (SOFR + 3.11%), 06/30/25(2)	94,619	94,666
ECL Entertainment LLC, 12.93%, (SOFR + 7.50%), 05/01/28(2)	29,623	29,882
Entain Holdings Gibraltar Ltd., 0.00%, (1-Month USD LIBOR + 0.00%), 10/18/29(7)	10,000	10,010
J&J Ventures Gaming, LLC, 9.54%, (3-Month USD LIBOR + 4.00%), 04/26/28(2)	19,601	19,439
One Toronto Gaming, 0.00%, (1-Month USD LIBOR + 0.00%), 07/20/30(7)	25,000	25,031
Playtika Holding Corp., 8.18%, (SOFR + 2.75%), 03/13/28(2)	49,494	49,390
Raptor Acquisition Corp., 9.52%, (3-Month USD LIBOR + 4.00%), 11/01/26(2)	9,900	9,909
Scientific Games Holdings LP, 8.77%, (SOFR + 3.50%), 02/04/29(2)	84,786	83,865
UFC Holdings LLC, 8.37%, (SOFR + 2.75%), 04/29/26(2)	135,804	135,823
Total Gaming/Leisure		458,015
Health Care – 1.2%
Agiliti, 0.00%, (SOFR + 0.00%), 04/06/30(7)	25,000	24,984
Agiliti, 8.25%, (SOFR + 3.00%), 04/06/30(2)	59,535	59,498
CHG Healthcare Services, Inc., 8.68%, (SOFR + 3.36%), 09/22/28(2)	138,740	138,636
Hunter US Bidco, Inc., 9.59%, (SOFR + 4.35%), 08/19/28(2)	15,797	15,817
Milano Acquisition Corp., 9.34%, (SOFR + 4.10%), 10/01/27(2)	34,112	33,609
Mozart Borrower LP, 8.68%, (SOFR + 3.36%), 10/23/28(2)	133,982	132,787
Packaging Coordinators Midco, Inc., 9.00%, (SOFR + 3.50%), 11/30/27(2)	53,984	53,634
Phoenix Guarantor, Inc., 8.68%, (SOFR + 3.36%), 03/05/26(2)	38,697	38,476
Phoenix Newco, Inc., 8.68%, (SOFR + 3.36%), 08/11/28(2)	30,664	30,577
Sunshine Luxembourg VII Sarl, 9.09%, (SOFR + 3.85%), 10/01/26(2)	104,433	104,427
Upstream Newco, Inc., 9.75%, (SOFR + 4.25%), 11/20/26(2)	22,050	20,268
Viant Medical Holdings, Inc., 9.18%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	93,517	91,550
Total Health Care		744,263
Housing – 0.3%
Chariot Buyer LLC, 8.67%, (SOFR + 3.25%), 10/22/28(2)	90,770	89,591
SRS Distribution, Inc., 8.82%, (SOFR + 3.50%), 06/02/28(2)	4,925	4,866
SRS Distribution, Inc., 8.93%, (SOFR + 3.61%), 06/02/28(2)	108,978	107,671
Total Housing		202,128
Information Technology – 2.1%
Applied Systems, 9.74%, (SOFR + 4.50%), 09/19/26(2)	179,550	180,153
Applied Systems, Inc., 11.99%, (SOFR + 6.75%), 09/19/25(2)	29,460	29,583
CCC Intelligent Solutions, Inc., 7.68%, (SOFR + 2.25%), 09/15/28(2)	138,842	138,756
Central Parent, Inc., 9.49%, (SOFR + 4.25%), 06/09/29(2)	108,677	108,852
ConnectWise LLC, 8.93%, (SOFR + 3.61%), 09/24/28(2)	39,400	38,686
Epicor Software Corp., 8.68%, (SOFR + 3.36%), 07/30/27(2)	33,862	33,689
Finastra USA, Inc., 9.23%, (6-Month USD LIBOR + 3.50%), 06/13/24(2)	109,693	106,589
Hyland Software, Inc., 8.93%, (SOFR + 3.50%), 07/01/24(2)	103,071	102,878
Polaris Newco LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 06/02/28(7)	65,000	61,501
Project Ruby Ultimate Parent Corp., 8.68%, (SOFR + 3.36%), 03/10/28(2)	29,325	28,997
Proofpoint, Inc., 8.68%, (SOFR + 3.36%), 06/09/28(2)	29,550	29,159
RealPage, Inc., 8.43%, (SOFR + 3.00%), 04/24/28(2)	34,313	33,770
Roper Industrial, 9.74%, (SOFR + 4.50%), 11/30/29(2)	89,775	89,875
Sophia LP, 9.04%, (3-Month USD LIBOR + 3.50%), 10/07/27(2)	24,378	24,287
Uber Technologies, 0.00%, (SOFR + 0.00%), 02/28/30(7)	25,000	25,043
Uber Technologies, 8.00%, (SOFR + 2.75%), 02/28/30(2)	84,700	84,845
UKG, Inc., 8.62%, (SOFR + 3.35%), 05/04/26(2)	142,225	141,660
Total Information Technology		1,258,323
Manufacturing – 1.0%
Alliance Laundry Systems LLC, 8.80%, (SOFR + 3.60%), 10/08/27(2)	33,608	33,599

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Manufacturing (continued)

Arcline FM Holdings LLC, 10.25%, (SOFR + 4.75%), 06/23/28(2)	$128,717	$127,752
Arcline FM Holdings LLC, 13.75%, (SOFR + 8.25%), 06/15/29(2)	15,000	14,325
Chart Industries, Inc., 9.10%, (SOFR + 3.85%), 03/15/30(2)	59,850	60,037
Filtration Group Corp., 8.93%, (SOFR + 3.61%), 10/19/28(2)	107,377	107,325
Madison IAQ LLC, 8.30%, (6-Month USD LIBOR + 3.25%), 06/21/28(2)	89,771	88,222
Safe Fleet Holdings LLC, 9.14%, (SOFR + 3.85%), 02/17/29(2)	118,971	119,131
Star US Bidco LLC, 9.67%, (SOFR + 4.35%), 03/17/27(2)	24,179	24,074
Total Manufacturing		574,465
Media/Telecom - Broadcasting – 0.2%
Univision Comm (fka Umbrella), 8.68%, (SOFR + 3.36%), 03/15/26(2)	114,707	114,307

Media/Telecom - Cable/Wireless Video – 0.2%
Directv Financing LLC, 10.43%, (SOFR + 5.00%), 08/02/27(2)	121,844	121,273

Media/Telecom - Diversified Media – 0.3%
McGraw-Hill Education, Inc., 9.99%, (6-Month USD LIBOR + 4.75%), 07/28/28(2)	23,580	22,967
Neilson Holdings, 10.40%, (SOFR + 5.10%), 04/11/29(2)	124,688	110,920
William Morris Endeavor Entertainment LLC, 8.18%, (SOFR + 2.86%), 05/18/25(2)	36,289	36,292
Total Media/Telecom - Diversified Media		170,179
Media/Telecom - Telecommunications – 0.1%
Altice France SA/France, 9.26%, (3-Month USD LIBOR + 3.69%), 01/31/26(2)	28,934	25,806
Cincinnati Bell, Inc., 8.67%, (SOFR + 3.35%), 11/17/28(2)	59,848	57,256
Total Media/Telecom - Telecommunications		83,062
Metals/Minerals – 0.1%
Covia Holdings LLC, 0.00%, (SOFR + 0.00%), 07/31/26(7)	60,000	59,725
Covia Holdings LLC, 2.75%, (SOFR + 4.26%), 07/31/26(2)	35,000	34,840
Total Metals/Minerals		94,565
Retail – 0.4%
EG America LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 02/07/25(7)	110,000	109,777
PetSmart, Inc., 9.17%, (SOFR + 3.85%), 02/11/28(2)	128,690	128,804
West Marine (Rising Tide), 10.26%, (SOFR + 5.00%), 06/01/28(2)	15,060	8,509
Total Retail		247,090
Service – 2.3%
AlixPartners, LLP, 8.18%, (SOFR + 2.86%), 02/04/28(2)	114,707	114,685
Apex Group Treasury LLC, 9.07%, (3-Month USD LIBOR + 3.75%), 07/27/28(2)	29,475	29,236
Brightview Landscapes LLC, 8.62%, (SOFR + 3.25%), 04/07/29(2)	118,924	118,577
Carlisle FoodService Products, Inc., 8.42%, (SOFR + 3.10%), 03/20/25(2)	29,407	27,882
DXP Enterprises, Inc., 10.44%, (SOFR + 5.25%), 12/23/27(2)	98,976	99,471
Ensemble RCM LLC, 9.22%, (SOFR + 3.85%), 08/03/26(2)	4,987	4,988
Fortrea, Inc., 8.99%, (SOFR + 3.75%), 06/12/30(2)	95,000	95,238
Garda World Security Corp., 9.64%, (SOFR + 4.35%), 10/30/26(2)	10,000	10,004
Kindercare (Kuehg Corp.), 10.24%, (SOFR + 10.00%), 05/23/30(2)	80,000	79,736
NAB Holdings LLC, 8.39%, (SOFR + 3.15%), 11/23/28(2)	104,734	104,708
Peraton Corp., 9.17%, (SOFR + 3.75%), 02/01/28(2)	169,241	168,223
Pike Corp., 8.43%, (SOFR + 3.11%), 01/21/28(2)	170,000	170,009
Sweetwater Borrower LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 08/03/28(7)	65,000	62,887
TMF Sapphire, 0.00%, (1-Month USD LIBOR + 0.00%), 05/27/28(7)	35,000	35,164
University Support Services LLC, 8.67%, (SOFR + 3.35%), 06/29/28(2)	126,080	125,654
Weld North Education LLC, 9.18%, (SOFR + 3.86%), 12/21/27(2)	104,870	104,040
Total Service		1,350,502
Transportation - Automotive – 0.4%
American Axle, 8.78%, (SOFR + 3.60%), 12/06/29(2)	103,425	103,468
PAI Holdco, Inc., 9.38%, (SOFR + 3.75%), 10/28/27(2)	44,433	41,701
Power Solutions, 9.07%, (SOFR + 3.75%), 05/06/30(2)	80,000	80,090
Total Transportation - Automotive		225,259
Utilities – 0.2%
Brookfield WEC Holdings, Inc., 8.18%, (SOFR + 2.75%), 08/01/25(2)	136,608	136,584

Total Term Loans
(Cost $7,724,549)		7,793,810
MORTGAGE BACKED SECURITIES - 12.1%
Asset Backed Security - 0.2%
Mission Lane Credit Card Master Trust, Class A, Series 2023-A, 7.23%, 07/17/28(1)	133,000	132,237

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities - 2.9%
BPR Trust, Class A, Series 2022-OANA, 7.21%, (SOFR + 1.90%), 04/15/37(1)(2)	$250,000	$244,942
BX Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	94,000	90,274
BX Trust, Class D, Series 2019-OC11, 4.08%, 12/09/41(1)(2)(8)	85,000	71,240
COMM Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 08/10/30(1)	165,000	151,627
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	41,890
Extended Stay America Trust, Class C, Series 2021-ESH, 7.12%, (SOFR + 1.81%), 07/15/38(1)(2)	317,072	310,627
JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C18, 4.44%, 02/15/47(2)(8)	144,000	139,816
KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 6.31%, (SOFR + 1.00%), 05/15/36(1)(2)	392,000	390,380
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	145,000	144,606
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	56,253
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	50,000	47,665
Total Commercial Mortgage Backed Securities		1,689,320
Mortgage Backed Security - 1.9%
Federal National Mortgage Association, 3.50%, 05/01/49	26,056	23,920
Federal National Mortgage Association, 5.00%, 11/01/52	440,193	430,545
Federal National Mortgage Association, 4.50%, 11/01/52	416,931	399,409
Federal National Mortgage Association, 5.50%, 07/01/53	288,442	286,584
Total Mortgage Backed Security		1,140,458
Residential Mortgage Backed Securities - 7.1%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	54,158	50,009
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	86,426
Angel Oak Mortgage Trust, Class A1, Series 2021-7, 1.98%, 10/25/66(1)(2)(8)	367,220	304,963
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(8)	124,062	116,680
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(8)	109,717	102,343
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(6)	100,000	92,976
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	75,479	64,464
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(8)	255,624	234,785
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(2)(8)	26,670	22,144
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(8)	102,394	88,397
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(8)	83,910	73,946
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(8)	128,815	107,181
INTOWN Mortgage Trust, Class A, Series 2022-STAY, 7.80%, (SOFR + 2.49%), 08/15/39(1)(2)	159,000	159,485
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(8)	326,932	313,061
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(8)	98,157	80,939
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(8)	39,445	36,469
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(8)	100,000	85,061
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(8)	168,069	168,083
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(2)(8)	20,955	17,817
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(8)	61,122	57,644
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(8)	3,307	3,214
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(8)	46,604	43,321
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56(1)(2)(8)	100,000	96,352
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(8)	225,000	199,959
Towd Point Mortgage Trust, Class A2, Series 2018-2, 3.50%, 03/25/58(1)(2)(8)	310,000	284,914
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(8)	100,000	87,596
Towd Point Mortgage Trust, Class M1, Series 2020-1, 3.50%, 01/25/60(1)(2)(8)	100,000	82,136
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(8)	100,000	79,525
Towd Point Mortgage Trust, Class A1, Series 2022-1, 3.75%, 07/25/62(1)(2)(8)	527,080	487,030
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(6)	83,005	79,798
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(6)	96,279	89,334
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(6)	123,645	119,965

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(6)	$90,289	$87,400
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(8)	259,183	245,616
Total Residential Mortgage Backed Securities		4,249,033
Total Mortgage Backed Securities
(Cost $7,384,249)		7,211,048
U.S. GOVERNMENT SECURITIES – 10.3%
U.S. Treasury Bond
1.88%, 11/15/51	115,000	73,623
4.00%, 11/15/52	1,675,000	1,673,953
U.S. Treasury Note
0.13%, 08/31/23	515,000	512,795
2.50%, 04/30/24	275,000	269,123
0.63%, 12/31/27	2,215,000	1,894,863
4.00%, 02/28/30	225,000	223,611
1.88%, 02/15/32	1,635,000	1,388,856
4.13%, 11/15/32	135,000	136,582
Total U.S. Government Securities
(Cost $6,265,119)		6,173,406
ASSET BACKED SECURITIES – 8.9%
ACHV ABS Trust, Class B, Series 2023-1PL, 6.80%, 03/18/30(1)	150,000	150,035
Affirm Asset Securitization Trust, Class 1A, Series 2022-A, 4.30%, 05/17/27(1)	70,000	68,285
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	109,000	108,162
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(1)	39,625	39,190
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	67,900	60,212
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	50,000	45,813
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	179,000	162,805
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33(1)	214,878	200,911
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34(1)	100,000	88,872
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35(1)	4,842	4,531
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	13,737	13,675
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26(1)	55,000	54,060
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	135,000	135,173
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	81,099
Conn Funding II LP, Class B, Series 2022-A, 9.52%, 12/15/26(1)	63,180	63,317
CPS Auto Receivables Trust, Class D, Series 2022-D, 8.73%, 01/16/29(1)	100,000	104,338
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	55,000	54,056
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	115,000	113,492
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	153,338
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	96,551
Exeter Automobile Receivables Trust, Class B, Series 2023-2A, 5.61%, 09/15/27	185,000	183,373
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	54,395
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	50,000	46,029
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	125,000	123,912
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	64,199
Hardee’s Funding LLC, Class A2, Series 2020-1A, 3.98%, 12/20/50(1)	239,850	203,383
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	170,000	156,430
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	65,000	61,825
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	54,190
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	199,875	178,795
LAD Auto Receivables Trust, Class A, Series 2022-1A, 5.21%, 06/15/27(1)	56,701	56,102
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	50,234
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	132,931
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	134,000	133,183
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	160,000	157,551
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	34,500	29,906
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	20,564	19,679
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27(1)	65,000	63,658
Octane Receivables Trust, Class B, Series 2020-1A, 1.98%, 06/20/25(1)	107,000	105,503
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	55,000	52,992
Oportun Funding LLC, Class A, Series 2022-1, 3.25%, 06/15/29(1)	15,528	15,337

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Class B, Series 2023-1, 4.98%, 02/15/28	$294,000	$288,876
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	100,000	97,499
SoFi Consumer Loan Program Trust, Class A, Series 2022-1S, 6.21%, 04/15/31(1)	43,075	43,088
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	72,380	69,850
Tesla Auto Lease Trust, Class B, Series 2023-A, 6.41%, 07/20/27(1)	147,000	146,771
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51(1)	66,941	57,673
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	203,000	201,119
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31(1)	56,268	55,241
Veros Automobile Receivables Trust, Class B, Series 2022-1, 4.39%, 08/16/27(1)	214,000	208,926
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	23,956	23,704
Westlake Automobile Receivables Trust, Class C, Series 2023-1A, 5.74%, 08/15/28(1)	205,000	202,563
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	231,280	192,563
Total Asset Backed Securities
(Cost $5,440,928)		5,329,395
MUNICIPAL BONDS – 0.2%
Broward County Fl Water & Sewer Utility Revenue, 4.00%, 10/01/47	40,000	39,300
Metropolitan Transportation Authority, 5.00%, 11/15/45	60,000	65,816
Sales Tax Securitization Corp., 3.41%, 01/01/43	5,000	3,864
Total Municipal Bonds
(Cost $117,840)		108,980
MONEY MARKET FUND - 2.0%
JP Morgan U.S. Government Money Market Institutional Shares, 5.12%(9) (Cost $1,190,113)	1,190,113	1,190,113

TOTAL INVESTMENTS - 101.0%
(Cost $61,068,736)		60,380,632
Liabilities in Excess of Other Assets - (1.0)%		(587,083)
Net Assets - 100.0%		$59,793,549

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2023, the aggregate value of these securities was $26,128,799, or 43.7% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(3)	Perpetual security with no stated maturity date.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2023.
(7)	The loan will settle after July 31, 2023. The interest rate, based on the LIBOR or SOFR and the agreed upon spread on trade date, will be determined at the time of settlement.
(8)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(9)	The rate shown reflects the seven-day yield as of July 31, 2023.

Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Currency Abbreviations

USD	United States Dollar

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2023 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$21,773,846	$988	$21,774,834
Foreign Bonds	—	10,799,046	—	10,799,046
Term Loans	—	7,793,810	—	7,793,810
Mortgage Backed Securities	—	7,211,048	—	7,211,048
U.S. Government Securities	—	6,173,406	—	6,173,406
Asset Backed Securities	—	5,329,395	—	5,329,395
Municipal Bonds	—	108,980	—	108,980
Money Market Fund	1,190,113	—	—	1,190,113
Total	$1,190,113	$59,189,531	$988	$60,380,632

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2023.